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                               FIRST EAGLE FUNDS

                           1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105

                        SUPPLEMENT DATED AUGUST 20, 2001
                       TO PROSPECTUS DATED MARCH 1, 2001.

EFFECTIVE AS OF AUGUST 20, 2001, THE TRANSFER AND DIVIDEND DISBURSING AGENT OF FIRST EAGLE FUNDS SHALL BE DST SYSTEMS, INC.

The following shall replace the third paragraph of the outside back cover of the Prospectus of First Eagle Funds dated March 1, 2001:

         You can send all requests for information or transactions to:

                  First Eagle Funds
                  P.O. Box 219504
                  Kansas City, MO 64121-9504

         You can contact us by telephone at (800) 451-3623

The following shall replace the second sentence of the first paragraph of the twentieth page of the Prospectus of First Eagle Funds dated March 1, 2001:

         If you wish to purchase your shares and pay for them through a federal funds wire, fax your application to the Funds' transfer agent at (816) 843-4039 and call the transfer agent at (800) 451-3623 to place your wire order.